Fair Value Considerations (Tables)	6 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Assets And Liabilities Not Measured At Fair Value On Recurring Basis [Table Text Block]
The following table presents Aytu’s financial liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2015
LIABILITIES
Warrant derivative liability	$—	$—	$181,000	$181,000

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
Significant assumptions in valuing the warrant derivative liability, based on estimates of the value of Aytu common stock and various factors regarding the warrants, were as follows as of December 31, 2015 and at issuance:

	December 31, 2015	At Issuance
Warrants:
Exercise price	$0.98	$1.51 – $1.95
Volatility	75.0%	75.0%
Equivalent term (years)	4.67	5.0 – 5.11
Risk-free interest rate	1.57% – 1.60%	1.54% – 1.74%
Potential number of shares	126,000 – 215,000	139,000 – 224,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy:

Derivative Instruments
Balance as of June 30, 2015	$—
Warrant issuances	103,000
Included in earnings	78,000
Balance as of December 31, 2015	$181,000